Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of maturities of lease liabilities

For the years ending December 31,	Amount
2025	$23
2026	4
2027	—
2028	—
2029	—
Total operating lease payments	$27
Less: imputed interest	(1)
Present value of operating lease liabilities	$26

Schedule of future minimum rentals

Future Minimum
For the year ending December 31,	Rentals
2025	$807
2026	409
2027	62
Total	$1,278